As filed with the Securities and Exchange Commission on February 13, 2018

1933 Act Registration No. 33-38953

1940 Act Registration No. 811-06279

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.        ☐

Post-Effective Amendment No. 57 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 59 ☒

(Check appropriate box or boxes)

HARRIS ASSOCIATES INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

111 S. Wacker Drive, Suite 4600

Chicago, Illinois 60606-4319

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (312) 646-3600

Rana J. Wright

Harris Associates L.P.

111 S. Wacker Drive, Suite 4600

Chicago, Illinois 60606

(Name and Address of Agent for Service)

With copies to:

Ndenisarya M. Bregasi, Esq.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C.  20006-1600

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)

☐ on         pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on        pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on         pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectuses for the following classes of the following funds, which were filed with the Securities and Exchange Commission in Post-Effective Amendment No. 56 to the Registrant’s registration statement on January 26, 2018:

Investor Class, Advisor Class, Institutional Class and Service Class Shares of Oakmark Fund, Oakmark Select Fund, Oakmark Equity and Income Fund, Oakmark Global Fund, Oakmark Global Select Fund, Oakmark International Fund and Oakmark International Small Cap Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on February 13, 2018.

HARRIS ASSOCIATES INVESTMENT TRUST

By:	/s/ Kristi L. Rowsell
Name:	Kristi L. Rowsell
Title:	President

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 57 has been signed below by the following persons in the capacities indicated below on February 13, 2018.

	Signature	Title

	/s/ Thomas H. Hayden	Trustee
Thomas H. Hayden*

	/s/ Christine M. Maki	Trustee
Christine M. Maki*

	/s/ Laurence C. Morse	Trustee
Laurence C. Morse, Ph.D*

	/s/ Mindy M. Posoff	Trustee
Mindy M. Posoff*

	/s/ Allan J. Reich	Trustee and Chair of the Board of Trustees
Allan J. Reich*

	/s/ Steven S. Rogers	Trustee
Steven S. Rogers*

	/s/ Peter S. Voss	Trustee
Peter S. Voss*

	/s/ Kristi L. Rowsell	Trustee and President
	Kristi L. Rowsell	(Principal Executive Officer)

	/s/ John J. Kane	Principal Financial Officer
John J. Kane

* By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell

Attorney in Fact, pursuant to a power of attorney, filed with Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A, File No. 33- 38953, on January 26, 2018.

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase